OTHER LOSSES - NET	12 Months Ended
Dec. 31, 2020
OTHER LOSSES - NET [abstract]
Disclosure of other losses - net

1.               OTHER LOSSES– NET

	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Loss on disposal of fixed assets - net	(93,914)	(103,560)	(101,377)
Interest income from banks	25,209	24,736	30,811
Government grants	15,223	22,492	63,061
Dividend income from FVOCI	6,473	7,047	7,735
Income from compensation	2,176	1,092	115
Impairment of fixed assets(Note 6)	(10,364)	(20,697)	(11,835)
Unwinding of interest accrued on long-term receivable	4,080	3,749	3,786
Income from disposal of subsidiaries	81	-	-
Renovation cost for the separation and transfer of facilities	(65,735)	-	-
Others	8,158	36,045	3,863
	(108,613)	(29,096)	(3,841)